MFS(R) Mutual Funds
SEMIANNUAL REPORT 1/31/03

MFS(R) GOVERNMENT MORTGAGE FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) GOVERNMENT MORTGAGE FUND

PROVIDES INCOME THROUGH U.S. MORTGAGE-BACKED SECURITIES

Management focuses on mortgage-backed securities backed by U.S. government agencies, primarily Ginnie Maes. Ginnie Maes are backed by the full faith and credit of the U.S. government. The fund also may invest in mortgage-securities issued by Freddie Mac and Fannie Mae.

The fund seeks a high level of current income and, secondarily, seeks to protect shareholders' capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     22
----------------------------------------------------
TRUSTEES AND OFFICERS                             30
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      32
----------------------------------------------------
CONTACT INFORMATION                               33


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT               NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid- to late-1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

GROWTH HELD BACK BY WAR FEARS

The rate of growth in the U.S. economy was slower than expected during the six-month period ended January 31, 2003. Many market observers had expected gross domestic product (GDP) growth to pick up in September as we reached the anniversary of the Federal Reserve Board's (the Fed's) aggressive interest rate cuts implemented in 2001. In our experience, it typically has taken nine to 12 months for such monetary stimulus to result in increased growth. Many market participants also thought that the fourth quarter holiday shopping season would be strong, coming as it did on the heels of a strong wave of mortgage refinancing that put more money into consumers" pockets.

As it turned out, neither of these rebounds came to pass, as both consumers and corporate purchase managers put off spending, largely due to fears of impending military conflict in the Middle East. Concerns about Iraq and North Korea and a lack of confidence in the sustained growth of the U.S. economy put downward pressure on interest rates.

PORTFOLIO CONCENTRATION
1/31/03

Ginnie Mae (Government National Mortgage Association) Mortgage Backed      80.0%
Government Agency                                                           2.1%
Cash                                                                        3.0%
Treasuries                                                                  4.1%
Fannie Mae (Federal National Mortgage Association) Mortgage Backed         10.8%

The portfolio is actively managed, and current holdings may be different.

MORTGAGES ENJOYED STRONG PERFORMANCE

Mortgage-backed securities performed surprisingly well in a low interest rate environment. Typically, mortgages have tended to lag other segments of the bond market when rates fall, because bond investors become concerned about increased prepayment risk. When homeowners pay off their mortgages early, security holders, such as the fund, have to reinvest the principal at lower rates. Although prepayments did increase over the period, mortgage-backed securities outperformed most segments of the bond market by a wide margin.

We believe that was because investors felt that mortgages offered an attractive combination of additional yield over Treasuries and relative principal safety in an uncertain, low interest rate environment. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) With about 90% of the portfolio invested in mortgage-backed securities, the fund was able to take advantage of this trend.

TREASURY STAKE DETRACTED SOMEWHAT

The small portion of assets allocated to Treasury securities served as a slight detractor to performance during the period. With the Fed lowering short-term interest rates again in November, shorter-term Treasuries outperformed those with longer maturities, including Treasuries in the 10-year range that received most of our focus.

IMPROVED GROWTH STILL EXPECTED

Over the near term, the shadow of potential military action in Iraq hangs over the economy and the markets. Looking out further, we think economic indicators - including money supply, jobless claims, purchasing manager indices, and inventory levels - point to stronger economic growth going forward. In addition, Congress and the White House have expressed the desire to provide some sort of stimulus to perk up the economy. Because of these factors, we believe that interest rates will most likely trend upward over the next 12 months, but not in a dramatic fashion.

 /s/ D. Richard Smith

     D. Richard Smith
     Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

                     Class
      Share        inception
      class           date       6-mo     1-yr      3-yr      5-yr       10-yr

--------------------
Average annual
without sales charge
--------------------

        A            1/9/86       --      7.42%     9.04%      6.22%      6.26%
-------------------------------------------------------------------------------
        B            9/7/93       --      6.59%     8.27%      5.43%      5.55%
-------------------------------------------------------------------------------
        I            1/2/97       --      7.82%     9.46%      6.62%      6.47%

--------------------
Average annual
with sales charge
--------------------

        A                         --      2.32%     7.28%      5.20%      5.74%
-------------------------------------------------------------------------------
        B                         --      2.59%     7.41%      5.10%      5.55%

--------------------
Cumulative without
sales charge
--------------------

        A                       2.99%     7.42%    29.63%     35.24%     83.44%
-------------------------------------------------------------------------------
        B                       2.59%     6.59%    26.91%     30.26%     71.57%
-------------------------------------------------------------------------------
        I                       3.26%     7.82%    31.15%     37.77%     87.26%


Comparative indices              6-mo     1-yr      3-yr      5-yr       10-yr

--------------------
Average Annual
--------------------

Average GNMA fund+              3.07%     7.53%     9.05%      6.32%      6.42%
-------------------------------------------------------------------------------
Lehman Brothers
 GNMA Index#                    3.23%     7.89%     9.76%      7.18%      7.19%

+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS GNMA INDEX - Measures the performance of the securities issued by the Government National Mortgage Association (GNMA).

LIPPER AVERAGE GNMA FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The Government Mortgage Fund falls under the GNMA fund category, and the information presented above represents the total rates of return for the average GNMA fund tracked by Lipper for the stated periods ended January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge and are only available to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 1/31/03
-------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Bonds - 96.8%
-------------------------------------------------------------------------------
                                                 PRINCIPAL AMOUNT
ISSUER                                              (000 Omitted)      $ VALUE
-------------------------------------------------------------------------------
United States - 96.8%
-------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.9%
-------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25s, 2007                           17,000    17,265,625
-------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007#                          8,900     9,468,416
-------------------------------------------------------------------------------
U.S. Government Agencies - 92.9%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 8.5s, 2009 - 2017             2         2,164
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 9s, 2020 - 2021              89       100,051
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 9.5s, 2013 - 2021            81        89,930
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.5s, 2017 - 2032         22,000    22,618,486
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 6s, 2005                   8,000     8,819,096
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.5s, 2017 - 2032         61,305    64,192,863
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.625s, 2007               5,000     5,740,435
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.5s, 2004 - 2008             27        29,911
-------------------------------------------------------------------------------
Federal National Mortgage Assn., 9s, 2003 - 2007              884       935,514
-------------------------------------------------------------------------------
Government National Mortgage Assn., 5.481s, 2015            4,761     5,021,994
-------------------------------------------------------------------------------
Government National Mortgage Assn., 5.5s, 2032             30,000    30,468,750
-------------------------------------------------------------------------------
Government National Mortgage Assn., 6s, 2032               86,442    89,805,873
-------------------------------------------------------------------------------
Government National Mortgage Assn., 6.5s, 2023 - 2032     146,102   153,599,790
-------------------------------------------------------------------------------
Government National Mortgage Assn., 7s, 2023 - 2032       154,821   164,303,757
-------------------------------------------------------------------------------
Government National Mortgage Assn., 7.5s, 2017 - 2032      74,805    79,813,155
-------------------------------------------------------------------------------
Government National Mortgage Assn., 8s, 2017 - 2030         7,342     7,950,551
-------------------------------------------------------------------------------
Government National Mortgage Assn., 8.5s, 2030                881       952,681
-------------------------------------------------------------------------------
Government National Mortgage Assn., 9s, 2008 - 2022           246       272,621
-------------------------------------------------------------------------------
Government National Mortgage Assn., 9.5s, 2009 - 2010       1,555     1,733,403
-------------------------------------------------------------------------------
Government National Mortgage Assn., 12.5s, 2011               136       158,652
-------------------------------------------------------------------------------
Total U.S. Government Agencies                                     $636,609,677
-------------------------------------------------------------------------------
Total Bonds (Identified Cost, $644,770,692)                        $663,343,718
-------------------------------------------------------------------------------

Repurchase Agreements - 15.0%
-------------------------------------------------------------------------------
Goldman Sachs, dated 1/31/03, due 2/3/03, total to be
received $68,723,616 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                   68,716    68,716,000
-------------------------------------------------------------------------------
Morgan Stanley, dated 1/31/03, due 2/3/03, total to be
received $34,209,791 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                   34,206    34,206,000
-------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                               $102,922,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $747,692,692)                  $766,265,718
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.8)%                            (80,823,841)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                $685,441,877
-------------------------------------------------------------------------------
#Security segregated as collateral for open futures contracts.

See notes to financial statements.

-----------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES - (unaudited)
-----------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $644,770,692)             $663,343,718
-----------------------------------------------------------------------------------------------
Repurchase agreements, at value                                    102,922,000
-----------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $747,692,692)                        $766,265,718
-----------------------------------------------------------------------------------------------
Receivable for investments sold                                        631,864
-----------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        946,908
-----------------------------------------------------------------------------------------------
Interest receivable                                                  3,403,316
-----------------------------------------------------------------------------------------------
Other assets                                                            11,082
-----------------------------------------------------------------------------------------------
Total assets                                                                       $771,258,888
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                   $19,339
-----------------------------------------------------------------------------------------------
Distributions payable                                                2,644,790
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                   78,848,869
-----------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   3,997,575
-----------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------
  Management fee                                                         7,531
-----------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        1,883
-----------------------------------------------------------------------------------------------
  Distribution and service fee                                           7,028
-----------------------------------------------------------------------------------------------
  Administrative fee                                                       329
-----------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 289,667
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   $85,817,011
-----------------------------------------------------------------------------------------------
Net assets                                                                         $685,441,877
-----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $724,789,311
-----------------------------------------------------------------------------------------------
Unrealized appreciation on investments                              18,242,671
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (50,488,104)
-----------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (7,102,001)
-----------------------------------------------------------------------------------------------
Total                                                                              $685,441,877
-----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                           101,218,015
-----------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                      $573,848,097
-----------------------------------------------------------------------------------------------
  Shares outstanding                                                84,798,650
-----------------------------------------------------------------------------------------------
  Net asset value per share                                                               $6.77
-----------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.77)                                              $7.11
-----------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $111,593,653
-----------------------------------------------------------------------------------------------
  Shares outstanding                                                16,419,346
-----------------------------------------------------------------------------------------------
  Net asset value per share                                                               $6.80
-----------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                           $126.57
-----------------------------------------------------------------------------------------------
  Shares outstanding                                                    18.605
-----------------------------------------------------------------------------------------------
  Net asset value per share                                                               $6.80
-----------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS - (unaudited)
------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

SIX MONTHS ENDING 1/31/03

NET INVESTMENT INCOME

Interest income                                                    $15,993,844
------------------------------------------------------------------------------------------------
Expenses

------------------------------------------------------------------------------------------------
  Management fee                                                      $1,563,441
------------------------------------------------------------------------------------------------
  Trustees" compensation                                                  15,214
------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        347,433
------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 732,497
------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                 544,341
------------------------------------------------------------------------------------------------
  Administrative fee                                                      10,245
------------------------------------------------------------------------------------------------
  Custodian fee                                                          117,364
------------------------------------------------------------------------------------------------
  Printing                                                                18,294
------------------------------------------------------------------------------------------------
  Postage                                                                 36,390
------------------------------------------------------------------------------------------------
  Auditing fees                                                           17,845
------------------------------------------------------------------------------------------------
  Legal fees                                                               2,280
------------------------------------------------------------------------------------------------
  Miscellaneous                                                          223,423
------------------------------------------------------------------------------------------------
Total expenses                                                        $3,628,767
------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (117,583)
------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (173,709)
------------------------------------------------------------------------------------------------
Net expenses                                                                          $3,337,475
------------------------------------------------------------------------------------------------
Net investment income                                                                $12,656,369
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

------------------------------------------------------------------------------------------------
  Investment transactions                                             $6,145,892
------------------------------------------------------------------------------------------------
  Futures contracts                                                     (304,200)
------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      $5,841,692
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
------------------------------------------------------------------------------------------------
  Investments                                                         $1,305,024
------------------------------------------------------------------------------------------------
  Futures contracts                                                     (402,074)
------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                      $902,950
------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                       $6,744,642
------------------------------------------------------------------------------------------------
Increase in net assets from operations                                               $19,401,011
------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

These Statements give you a summary of distributions of income and gains (losses) separated by share class.

                                                               SIX MONTHS          YEAR
                                                                 ENDING           ENDING
                                                                 1/31/03          7/31/02
                                                               (UNAUDITED)

OPERATIONS

Net investment income                                        $  12,656,369    $  30,420,747
-------------------------------------------------------------------------------------------
Net realized gain on investments                                 5,841,692        6,800,714
-------------------------------------------------------------------------------------------
Net unrealized gain on investments                                 902,950        6,020,160
----------------------------------------------------------   -------------    -------------
Increase in net assets from operations                       $  19,401,011    $  43,241,621
----------------------------------------------------------   -------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------
  Class A                                                    $ (14,568,096)   $ (27,790,015)
-------------------------------------------------------------------------------------------
  Class B                                                       (2,288,271)      (2,630,725)
-------------------------------------------------------------------------------------------
  Class I                                                               (3)              (7)
-------------------------------------------------------------------------------------------
In excess of net investment income
-------------------------------------------------------------------------------------------
  Class A                                                             --         (5,132,846)
-------------------------------------------------------------------------------------------
  Class B                                                             --           (485,898)
-------------------------------------------------------------------------------------------
  Class I                                                             --                 (1)
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $ (16,856,370)   $ (36,039,492)
----------------------------------------------------------   -------------    -------------
Net increase (decrease) in net assets from fund share
transactions                                                 $  (2,310,024)   $ 71,547,9949
----------------------------------------------------------   -------------    -------------
Total increase in net assets                                 $     234,617    $  78,750,123
----------------------------------------------------------   -------------    -------------

NET ASSETS

At beginning of period                                       $ 685,207,260    $ 606,457,137
-------------------------------------------------------------------------------------------
At end of period (including distributions in excess of net
investment income of $7,102,001 and $2,902,000,
respectively)                                                $ 685,441,877    $ 685,207,260
-------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                     SIX MONTHS                                      YEAR ENDING 7/31
                                       ENDING             --------------------------------------------------------------------
                                       1/31/03            2002           2001            2000            1999            1998
CLASS A                              (UNAUDITED)
Net asset value, beginning of
period                                 $6.74             $6.66           $6.37           $6.39           $6.69           $6.72
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)(6)

  Net investment income(1)             $0.13             $0.33           $0.40           $0.40           $0.39           $0.43
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            0.07              0.14            0.29           (0.03)          (0.30)          (0.03)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $0.20             $0.47           $0.69           $0.37           $0.09           $0.40
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.17)           $(0.33)         $(0.40)         $(0.39)         $(0.38)         $(0.41)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                --              --              --              --           (0.02)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --             (0.06)          (0.00)(5)          --              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --                --              --              --           (0.01)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $(0.17)           $(0.39)         $(0.40)         $(0.39)         $(0.39)         $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $6.77             $6.74           $6.66           $6.37           $6.39           $6.69
------------------------------------------------------------------------------------------------------------------------------
Total return(8) (%)                     2.99(4)           7.35           11.23            6.09            1.31            6.17
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDING 7/31
                                        ENDING            -------------------------------------------------------------------
                                        1/31/03           2002           2001            2000            1999            1998
CLASS A                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                             0.88(3)           0.90            0.91            0.90            0.93            0.97
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)            3.77(3)           5.01            6.06            6.34            5.86            6.43
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79               139              33              65             177              72
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $574              $591            $557            $543            $597            $657
------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)               $0.13             $0.33           $0.39           $0.40           $0.39           $  --
------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(7)                             0.93(3)           0.95            0.96            0.95            0.97              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                3.72(3)           4.96            6.01            6.29            5.82              --
------------------------------------------------------------------------------------------------------------------------------

2. As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July 31,
   2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect expense reductions from certain expense offset arrangements.

8. Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDING 7/31
                                        ENDING              -------------------------------------------------------------------
                                        1/31/03           2002           2001            2000            1999            1998
CLASS B                               (UNAUDITED)
Net asset value, beginning of
period                                 $6.77             $6.69           $6.38           $6.40           $6.70           $6.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)(6)

  Net investment income(1)             $0.10             $0.27           $0.35           $0.36           $0.34           $0.38
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            0.07              0.15            0.31           (0.04)          (0.30)          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $0.17             $0.42           $0.66           $0.32           $0.04           $0.35
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.14)           $(0.27)         $(0.35)         $(0.34)         $(0.33)         $(0.35)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                --              --              --              --           (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --             (0.07)          (0.00)(5)          --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --                --              --              --           (0.01)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $(0.14)           $(0.34)         $(0.35)         $(0.34)         $(0.34)         $(0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $6.80             $6.77           $6.69           $6.38           $6.40           $6.70
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                        2.59(4)           6.45           10.69            5.24            0.49            5.40
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDING 7/31
                                        ENDING              -------------------------------------------------------------------
                                        1/31/03            2002           2001            2000            1999            1998
CLASS B                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                             1.63(3)           1.65            1.66            1.65            1.68            1.72
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)            2.97(3)           4.11            5.32            5.55            5.11            5.67
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79               139              33              65             177              72
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $112               $94             $50             $61             $94            $155
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)               $0.10             $0.27           $0.35           $0.35           $0.34           $  --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(7)                             1.68(3)           1.70            1.71            1.70            1.72              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                2.92(3)           4.06            5.27            5.50            5.07              --
-------------------------------------------------------------------------------------------------------------------------------

2. As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended July 31,
   2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDING 7/31
                                        ENDING           ---------------------------------------------------------------------
                                        1/31/03           2002            2001            2000           1999           1998
CLASS I                               (UNAUDITED)
Net asset value, beginning of
period                                 $6.76             $6.68           $6.37           $6.38           $6.69           $6.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(2)(7)

  Net investment income(1)             $0.16             $0.37           $0.41           $0.40           $0.41           $0.44
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            0.06              0.12            0.32              --           (0.30)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             $0.16             $0.49           $0.73           $0.40           $0.11           $0.42
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income          $(0.18)           $(0.37)         $(0.42)         $(0.41)         $(0.41)         $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                             --                --              --              --              --           (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                  --             (0.04)          (0.00)(5)          --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --                --              --              --           (0.01)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $(0.18)           $(0.41)         $(0.42)         $(0.41)         $(0.42)         $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                              $6.80             $6.76           $6.68           $6.37           $6.38           $6.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                        3.26(4)           7.61           11.82            6.53            1.42            6.47
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                     YEAR ENDING 7/31
                                        ENDING           ----------------------------------------------------------------------
                                        1/31/03           2002           2001            2000            1999            1998
CLASS I                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):
Expenses(8)                             0.63(3)           0.65            0.66            0.65            0.68            0.73
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2) (%)            4.72(3)           5.55            6.14            6.37            6.11            6.67
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    79               139              33              65             177              72
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $  --(6)          $  --(6)        $  --(6)        $  --(6)          $61             $51
-------------------------------------------------------------------------------------------------------------------------------

1. The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)               $0.16             $0.37           $0.41           $0.39           $0.41           $  --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(8)                             0.68(3)           0.70            0.71            0.70            0.72              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                4.67(3)           5.50            6.09            6.32            6.07              --
-------------------------------------------------------------------------------------------------------------------------------

2. As required, effective August 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended
   July 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.06%. Per share, ratios and supplemental data for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Class I net assets were less than $500.
7. Per share data are based on average shares outstanding.
8. Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Mortgage Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options on securities are valued by brokers. Over- the-counter currency options are valued through the use of a pricing model which takes into account foreign currency exchange spot and forward rates, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2002 and July 31, 2001 was as follows:

                                                    7/31/02            7/31/01
Distributions declared from ordinary
income                                          $36,039,492        $36,597,713
--------------------------------------------------------------------------------

As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Capital loss carryforward                               $(54,933,616)
    ---------------------------------------------------------------------
    Unrealized gain                                           16,479,822
    ---------------------------------------------------------------------
    Other temporary differences                               (3,438,282)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

    EXPIRATION DATE
    July 31, 2002                                          $(993,372)
    -----------------------------------------------------------------
    July 31, 2003                                         (4,604,728)
    -----------------------------------------------------------------
    July 31, 2004                                        (30,095,607)
    -----------------------------------------------------------------
    July 31, 2005                                         (1,857,304)
    -----------------------------------------------------------------
    July 31, 2007                                         (5,100,994)
    -----------------------------------------------------------------
    July 31, 2008                                         (5,253,445)
    -----------------------------------------------------------------
    July 31, 2009                                         (7,028,166)
    -----------------------------------------------------------------
        Total                                           $(54,933,616)
    -----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.45% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended January 31, 2003 were 0.40% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees" compensation is a net increase of $1,359 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $5,786 for inactive Trustees for the six months ended January 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                               0.0175%
    ----------------------------------------------------------------------
    Next $2.5 billion                                              0.0130%
    ----------------------------------------------------------------------
    Next $2.5 billion                                              0.0005%
    ----------------------------------------------------------------------
    In excess of $7 billion                                        0.0000%
    ----------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $46,250 for the six months ended January 31, 2003 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Payment of the 0.10% per annum Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $25,088 for the six months ended January 31, 2003. Fees incurred under the distribution plan during the six months ended January 31, 2003, were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $657 for the six months ended January 31, 2003. Fees incurred under the distribution plan during the six months ended January 31, 2003 were 1.00% of average daily net assets attributable to Class B shares, on an annualized basis.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2003, were $385 and $136,727 for Class A and Class B shares, respectively.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments in U.S. government securities, other than short-term obligations, aggregated $536,729,414 and $527,351,888, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                          $748,714,278
    ---------------------------------------------------------------------
    Gross unrealized appreciation                            $17,557,517
    ---------------------------------------------------------------------
    Gross unrealized depreciation                                 (6,077)
    ---------------------------------------------------------------------
    Net unrealized appreciation                              $17,551,440
    ---------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ending
                                                  1/31/03                        Year ending 7/31/02
                                         SHARES            AMOUNT             SHARES            AMOUNT
CLASS A SHARES
Shares sold                              45,150,796       $305,360,364        29,685,153       $198,591,082
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             1,328,210          8,985,399         2,619,647         17,437,623
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (49,375,017)      (333,896,470)      (28,120,895)      (187,808,718)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (2,896,011)      $(19,550,707)        4,183,905        $28,219,987
------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                               5,183,038        $35,225,734        11,086,578        $74,454,215
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               249,480          1,695,292           303,086          2,026,002
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,898,663)       (19,680,345)       (4,960,756)       (33,152,214)
------------------------------------------------------------------------------------------------------------
Net increase                              2,533,855        $17,240,681         6,428,908        $43,328,003
------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 0.271                  2             0.565                  4
------------------------------------------------------------------------------------------------------------
Shares reacquired
------------------------------------------------------------------------------------------------------------
Net increase                                  0.271                 $2             0.565                 $4
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended January 31, 2003 was $2,407. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

DESCRIPTION              EXPIRATION     CONTRACTS      POSITION     DEPRECIATION

U.S. Treasury Note       March 2003        239          Short        $(330,355)

At January 31, 2003 the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to August 1, 2001 the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $624,617 reduction in cost of securities and a corresponding $624,617 increase in net unrealized appreciation, based on securities held by the fund on August 1, 2001.

The effect of this change for the year ended July 31, 2002 was to decrease net investment income by $367,328, increase net unrealized appreciation by $163,563, and increase net realized gains by $203,765. The Statement of Changes in Net Assets and Financial Highlights for the periods have not been restated to reflect this change in presentation.

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TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust X of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Private investor; Trustee
Trustee                                                  Private investor; Sundstrand Corporation
KeySpan Corporation (energy related services),           (manufacturer of highly engineered products for
Director; Eastern Enterprises (diversified               industrial and aerospace applications), Director
services company), Chairman, Trustee and Chief           (until June 1999)
Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       PORTFOLIO MANAGER
Massachusetts Financial Services Company                 D. Richard Smith+
500 Boylston Street, Boston, MA
02116-3741                                               CUSTODIAN
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA 02210
MFS Fund Distributors, Inc.
500 Boylston Street Boston, MA
02116-3741


+ MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and
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            Investment advisory services that provide custom products
            for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information           Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606          8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576          9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you
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without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MGM-SEM-3/03 71.2M